Note D - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2016	2015
Residential real estate	$286,022	$223,875
Commercial real estate:
Owner-occupied	77,605	73,458
Nonowner-occupied	90,532	72,002
Construction	45,870	23,852
Commercial and industrial	100,589	81,936
Consumer:
Automobile	59,772	44,566
Home equity	20,861	20,841
Other	53,650	45,222
	734,901	585,752
Less: Allowance for loan losses	(7,699)	(6,648)

Loans, net	$727,202	$579,104

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 2016	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,087	$1,959	$2,589	$1,013	$6,648
Provision for loan losses	(63)	2,287	(1,112)	1,714	2,826
Loans charged off	(384)	(63)	(586)	(2,170)	(3,203)
Recoveries	299	132	16	981	1,428
Total ending allowance balance	$939	$4,315	$907	$1,538	$7,699
December 31, 2015	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,426	$4,195	$1,602	$1,111	$8,334
Provision for loan losses	103	(469)	777	679	1,090
Loans charged off	(828)	(1,971)	(24)	(1,428)	(4,251)
Recoveries	386	204	234	651	1,475
Total ending allowance balance	$1,087	$1,959	$2,589	$1,013	$6,648
December 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,169	$2,914	$1,279	$793	$6,155
Provision for loan losses	458	1,408	(28)	949	2,787
Loans charged off	(487)	(235)	(41)	(1,216)	(1,979)
Recoveries	286	108	392	585	1,371
Total ending allowance balance	$1,426	$4,195	$1,602	$1,111	$8,334

Allowance For Loan Losses And The Recorded Investment Of Loans [Table Text Block]
December 31, 2016	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,535	$241	$205	$2,981
Collectively evaluated for impairment		939	1,780	666	1,333	4,718
Total ending allowance balance		$939	$4,315	$907	$1,538	$7,699

Loans:
Loans individually evaluated for impairment		$717	$13,111	$8,465	$416	$22,709
Loans collectively evaluated for impairment		285,305	200,896	92,124	133,867	712,192
Total ending loans balance		$286,022	$214,007	$100,589	$134,283	$734,901
December 31, 2015	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$311	$1,850	$3	$2,164
Collectively evaluated for impairment		1,087	1,648	739	1,010	4,484
Total ending allowance balance		$1,087	$1,959	$2,589	$1,013	$6,648

Loans:
Loans individually evaluated for impairment		$1,001	$7,318	$8,691	$218	$17,228
Loans collectively evaluated for impairment		222,874	161,994	73,245	110,411	568,524
Total ending loans balance		$223,875	$169,312	$81,936	$110,629	$585,752

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2016	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$5,477	$5,477	$2,435	$3,185	$300	$300
Nonowner-occupied	384	384	100	390	19	19
Commercial and industrial	392	392	241	391	----	----
Consumer:
Home equity	416	416	205	421	21	21

With no related allowance recorded:
Residential real estate	717	717	----	726	31	31
Commercial real estate:
Owner-occupied	3,638	3,091	----	3,005	178	178
Nonowner-occupied	5,078	3,632	----	3,572	79	79
Construction	1,001	527	----	522	136	136
Commercial and industrial	8,073	8,073	----	7,681	381	381
Total	$25,176	$22,709	$2,981	$19,893	$1,145	$1,145
December 31, 2015	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$204	$204	$204	$204	$13	$13
Nonowner-occupied	396	396	107	402	75	75
Commercial and industrial	4,355	4,355	1,850	3,545	149	149
Consumer:
Home equity	218	218	3	219	8	8

With no related allowance recorded:
Residential real estate	1,001	1,001	----	809	45	45
Commercial real estate:
Owner-occupied	3,812	3,265	----	2,747	181	181
Nonowner-occupied	5,178	2,773	----	3,439	49	49
Construction	680	680	----	544	----	----
Commercial and industrial	4,336	4,336	----	3,985	180	180
Total	$20,180	$17,228	$2,164	$15,894	$700	$700
December 31, 2014	Unpaid Principal Balance		Recorded Investment		Allowance for Loan Losses Allocated		Average Impaired Loans		Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$	----	$	----	$	----	$	----	$6	$6
Commercial real estate:
Owner-occupied		1,177		1,177		414		471	32	32
Nonowner-occupied		7,656		7,656		2,092		8,303	398	398
Commercial and industrial		2,356		2,356		900		2,441	110	110
Consumer:
Home equity		219		219		6		219	7	7

With no related allowance recorded:
Residential real estate		1,415		1,415		----		882	58	58
Commercial real estate:
Owner-occupied		3,125		2,578		----		2,135	113	113
Nonowner-occupied		1,298		300		----		300	50	50
Commercial and industrial		4,703		4,468		----		2,278	180	180

Total		$21,949		$20,169		$3,412		$17,029	$954	$954

Schedule of Recorded Investment In Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2016
Residential real estate	$132	$3,445
Commercial real estate:
Owner-occupied	28	1,571
Nonowner-occupied	----	2,506
Construction	----	527
Commercial and industrial	----	867
Consumer:
Automobile	121	5
Home equity	----	34
Other	46	6
Total	$327	$8,961
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2015
Residential real estate	$20	$2,048
Commercial real estate:
Owner-occupied	----	404
Nonowner-occupied	----	2,737
Construction	----	769
Commercial and industrial	----	1,152
Consumer:
Automobile	18	27
Home equity	----	96
Other	1	3
Total	$39	$7,236

Past Due Financing Receivables [Table Text Block]
December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,728	$953	$2,201	$6,882	$279,140	$286,022
Commercial real estate:
Owner-occupied	134	366	1,325	1,825	75,780	77,605
Nonowner-occupied	261	18	2,506	2,785	87,747	90,532
Construction	66	52	182	300	45,570	45,870
Commercial and industrial	1,283	483	800	2,566	98,023	100,589
Consumer:
Automobile	1,091	221	126	1,438	58,334	59,772
Home equity	349	45	----	394	20,467	20,861
Other	685	155	46	886	52,764	53,650

Total	$7,597	$2,293	$7,186	$17,076	$717,825	$734,901
December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,564	$1,484	$1,708	$5,756	$218,119	$223,875
Commercial real estate:
Owner-occupied	141	33	371	545	72,913	73,458
Nonowner-occupied	35	334	2,737	3,106	68,896	72,002
Construction	----	2	769	771	23,081	23,852
Commercial and industrial	31	88	1,077	1,196	80,740	81,936
Consumer:
Automobile	727	197	36	960	43,606	44,566
Home equity	75	----	76	151	20,690	20,841
Other	420	104	4	528	44,694	45,222

Total	$3,993	$2,242	$6,778	$13,013	$572,739	$585,752

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2016
Residential real estate:
Interest only payments	$717	$	----	$717
Commercial real estate:
Owner-occupied
Interest only payments	284		----	284
Rate reduction	----		232	232
Reduction of principal and interest payments	579		----	579
Maturity extension at lower stated rate than market rate	1,582		----	1,582
Nonowner-occupied
Interest only payments	600		2,210	2,810
Rate reduction	384		----	384
Credit extension at lower stated rate than market rate	574		----	574
Commercial and industrial
Interest only payments	8,074		----	8,074
Credit extension at lower stated rate than market rate	----		391	391
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	213		----	213
Credit extension at lower stated rate than market rate	203		----	203

Total TDR’s	$13,210		$2,833	$16,043
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2015
Residential real estate:
Interest only payments	$1,001	$	----	$1,001
Commercial real estate:
Owner-occupied
Interest only payments	433		----	433
Rate reduction	----		232	232
Reduction of principal and interest payments	604		----	604
Maturity extension at lower stated rate than market rate	1,996		----	1,996
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	300		2,473	2,773
Rate reduction	396		----	396
Commercial and industrial
Interest only payments	7,579		----	7,579
Credit extension at lower stated rate than market rate	226		391	617
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218		----	218

Total TDR’s	$12,957		$3,096	$16,053

Troubled Debt Restructurings on Financing Receivables Pre And Post Modification [Table Text Block]
	TDR’s Performing to Modified Terms				TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment		Post-Modification Recorded Investment		Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2016
Commercial real estate:
Nonowner-occupied
Interest only payments	$	----	$	----	$226	$226
Credit extension at lower stated rate than market rate		574		574	----	----

Total TDR’s		$574		$574	$226	$226
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2015
Residential real estate
Interest only payments	$495	$495	----	----
Commercial real estate:
Owner-occupied
Maturity extension at lower stated rate than market rate	1,025	1,025	----	----
Commercial and industrial
Credit extension at lower stated rate than market rate	226	226	----	----

Total TDR’s	$1,746	$1,746	----	----

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2016	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,495	$428	$10,682	$77,605
Nonowner-occupied	83,103	2,364	5,065	90,532
Construction	45,325	----	545	45,870
Commercial and industrial	94,091	188	6,310	100,589
Total	$289,014	$2,980	$22,602	$314,596
December 31, 2015	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$62,287	$6,738	$4,433	$73,458
Nonowner-occupied	61,577	6,305	4,120	72,002
Construction	23,080	----	772	23,852
Commercial and industrial	70,852	5,232	5,852	81,936
Total	$217,796	$18,275	$15,177	$251,248

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2016	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$59,646	$20,827	$53,598	$282,445	$416,516
Nonperforming	126	34	52	3,577	3,789
Total	$59,772	$20,861	$53,650	$286,022	$420,305
	Consumer
December 31, 2015	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$44,521	$20,745	$45,218	$221,807	$332,291
Nonperforming	45	96	4	2,068	2,213
Total	$44,566	$20,841	$45,222	$223,875	$334,504